FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Schedule of company's assets and liabilities that are measured at fair value

		June 30,
Description	Level	2023
Assets:
Investments held in Trust Account, current	1	$189,038,189
Investments held in Trust Account, noncurrent	1	$22,060,895
Liabilities:
Warrant liability – Public Warrants	2	$292,819
Warrant liability – Private Placement Warrants	2	$291,000

		December 31,
Description	Level	2022
Assets:
Investments held in Trust Account	1	$208,244,129
Liabilities:
Warrant liability – Public Warrants	1	$1,360,450
Warrant liability – Private Placement Warrants	2	$1,352,000

		December 31,
Description	Level	2022
Assets:
Investments held in Trust Account	1	$208,244,129
Liabilities:
Warrant liability – Public Warrants	1	$1,360,450
Warrant liability – Private Placement Warrants	2	$1,352,000

		December 31,
Description	Level	2021
Assets:
Investments held in Trust Account	1	$205,284,883
Liabilities:
Warrant liability – Public Warrants	1	$4,943,706
Warrant liability – Private Placement Warrants	2	$4,913,000

Schedule of change in the fair value of the warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 4, 2021 (inception)	$—	$—	$—
Initial measurement on October 4, 2021	5,780,000	5,816,125	11,596,125
Change in fair value	(867,000)	(872,419)	(1,739,419)
Transfer to Level 1	—	(4,943,706)	(4,943,706)
Transfer to Level 2	(4,913,000)	—	(4,913,000)
Fair value as of December 31, 2021	$—	$—	$—